Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Beginning Balance	$ 139,158	$ 138,312
Goodwill related to acquisitions		3,360
Goodwill additions related to prior acquisitions	1,826	(1,826)
Foreign currency effects on Goodwill	(6,045)	(688)
Ending Balance	$ 134,939	$ 139,158